SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]


Post-Effective Amendment No.   12   (File No. 333-61346)                   [X]
                             -------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]


Amendment No. 13 (File No. 811-10383)


AXP Variable Portfolio - Partners Series, Inc.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check  appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b)
    [ ] on (date) pursuant to  paragraph  (b)
    [ ] 60 days after  filing pursuant to paragraph  (a)(1)
    [X] on Oct. 28, 2005 pursuant to paragraph  (a)(1)
    [ ] 75 days after filing  pursuant to paragraph  (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A The combined Prospectus containing information for AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., and AXP Variable Portfolio - Partners Series, Inc. filed in Post-Effective Amendment No. 55 to Registration Statement No. 2-73115 is incorporated by reference.

PART B The combined Statement of Additional Information containing information for AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., and AXP Variable Portfolio - Partners Series, Inc. filed in Post-Effective Amendment No. 55 to Registration Statement No. 2-73115 is incorporated by reference.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation dated May 9, 2001, filed electronically as Exhibit (a) to Registrant's Initial Registration Statement, filed on May 21, 2001, is incorporated by reference.

(a)(2) Articles of Amendment to Articles of Incorporation, dated November 14, 2002, filed electronically on or about Oct. 28, 2003 as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-61346 is incorporated by reference.

(b)      By-laws,  filed  electronically as Exhibit (b) to Registrant's Initial
         Registration   Statement,   filed  on  or  about  May  21,  2001,   is
         incorporated by reference.

(c) Stock Certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement, dated December 1, 2002, between Registrant, on behalf AXP Variable Portfolio - Partners Small Cap Value Fund and American Express Financial Corporation filed electronically on or about Oct. 28, 2003 as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(2) Investment Management Services Agreement, dated July 10, 2003, between Registrant, on behalf AXP Variable Portfolio - Partners Select Value Fund and American Express Financial Corporation, to be filed by Amendment.

(d)(3) Subadvisory Agreement dated Oct. 1, 2001, between American Express Financial Corporation and Royce & Associates, Inc. filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-61346, is incorporated by reference.

(d)(4) Amendment to Subadvisory Agreement between American Express Financial Corporation and Royce & Associates, Inc., dated February 15, 2002, filed electronically as Exhibit (d)(6) to AXP Partners Series, Inc. Post-Effective Amendment No. 9 to Registration Statement No. 333-57852 on Dec. 12, 2003 is incorporated by reference.

(d)(5) Amendment to Subadvisory Agreement between American Express Financial Corporation and Royce & Associates, LLC, dated November 13, 2003, filed electronically as Exhibit (d)(6) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(6) Subadvisory Agreement between American Express Financial Corporation and Goldman Sachs, dated April 16, 2003 filed electronically as Exhibit (d)(12) on or about May 22, 2003 to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(7) Amendment to Subadvisory Agreement between American Express Financial Corporation and Goldman Sachs Asset Management, L.P., dated July 21, 2003, filed electronically as Exhibit (d)(8) on or about Oct. 28, 2003 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(8) Subadvisory Agreement between American Express Financial Corporation and GAMCO Investors, Inc. dated Feb. 28, 2002 filed electronically as Exhibit (d)(7) on Feb. 28, 2002 to AXP Partners Series, Inc. Post-Effective Amendment No. 3 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(9) Restated Amendment Number Two to Subadvisory Agreement between American Express Financial Corporation and GAMCO Investors, Inc., dated July 10, 2003, filed electronically as Exhibit (d)(9) to
         AXP Partners Series, Inc. Post-Effective Amendment No. 9 to Registration Statement No. 333-57852 on Dec. 12, 2003 is incorporated by reference.

(d)(10) Subadvisory Agreement between American Express Financial Corporation and Donald Smith & Co., Inc., dated March 12, 2004, filed electronically as Exhibit (d)(19) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(11) Subadvisory Agreement between American Express Financial Corporation and Barrow, Hanley, Mewhinney & Strauss, Inc., dated March 12, 2004, filed electronically as Exhibit (d)(20) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(12) Subadvisory Agreement between American Express Financial Corporation and Franklin Portfolio Associates LLC, dated March 12, 2004, filed electronically as Exhibit (d)(21) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(13) Administrative Services Agreement dated May 9, 2001, between Registrant on behalf AXP Variable Portfolio - Partners Small Cap Value Fund and American Express Financial Corporation filed electronically as Exhibit
         (d)(5) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(d)(14) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Partners Small Cap Value Fund and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(10) to Registrant's Post-Effective Amendment No. 2, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(15) Administrative Services Agreement, dated July 10, 2003, between Registrant on behalf of AXP Variable Portfolio - Partners Select Value Fund and American Express Financial Corporation filed electronically as Exhibit (d)(14) on or about Oct. 28, 2003 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-61346 is incorporated by reference.

(e)      Underwriting contract: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement dated May 9, 2001, between Registrant on behalf of AXP Variable Portfolio - Partners Small Cap Value Fund and American Express Trust Company filed electronically as Exhibit (g) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(g)(2) Custodian Agreement, dated July 10, 2003, between Registrant on behalf of AXP Variable Portfolio - Partners Select Value Fund and American Express Trust Company filed electronically as Exhibit (g)(7) on or about Oct. 28, 2003 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-61346 is incorporated by reference.

(g)(3) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
         (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(4) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(7) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Fee Waiver Agreement, dated September 1, 2004, between American Express Financial Corporation and AXP Variable Portfolio - Select Value Fund, a series of AXP Variable Portfolio - Partners Series, Inc. filed electronically on or about Oct. 27, 2004, as Exhibit (h)(1) to Post-Effective Amendment No. 9 to Registration Statement No. 333-61346 is incorporated by reference.

(h)(2) Fee Waiver Agreement, dated September 1, 2004, between American Express Financial Corporation and AXP Variable Portfolio - Small Cap Value Fund, a series of AXP Variable Portfolio - Partners Series, Inc. filed electronically on or about Oct. 27, 2004, as Exhibit (h)(2) to Post-Effective Amendment No. 9 to Registration Statement No. 333-61346 is incorporated by reference.

(h)(3) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(4) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered, to be filed by amendment.

(j) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreements: Not Applicable

(m)(1) Plan and Agreement of Distribution dated May 9, 2001, between Registrant on behalf of AXP Variable Portfolio - Partners Small Cap Value Fund and IDS Life Insurance Company filed electronically as Exhibit (m)(1) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(m)(2) Plan and Agreement of Distribution, dated July 10, 2003, between Registrant on behalf of AXP Variable Portfolio - Partners Select Value Fund and IDS Life Insurance Company filed electronically on or about Oct. 28, 2003 as Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-61346 is incorporated by reference.

(n)      Rule 18f-3 Plan: Not Applicable.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc. Post-Effective Amendment No. 42 to Registration Statement No. 2-93745, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated January 2005, filed electronically on or about January 27, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 99 to Registration Statement No. 2-13188 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 by AXP Variable Portfolio - Partners Small Cap Value Fund and Royce & Associates, Inc. amended November 20, 2003, filed electronically as Exhibit (p)(4) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 by AXP Variable Portfolio - Partners Select Value Fund and GAMCO Investors, Inc. filed electronically as Exhibit (p)(7) to AXP Partners Series, Inc. Post-Effective Amendment No. 1 to Registration Statement No. 333-57852 filed on or about November 30, 2001 is incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 by AXP Variable Portfolio - Partners Small Cap Value Fund and Goldman Sachs revised as of Feb. 23, 2005, filed electronically on or about May 17, 2005 as Exhibit (p)(5) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(6) Code of Ethics adopted under Rule 17j-1 by AXP Variable Portfolio - Partners Small Cap Value Fund and Donald Smith & Co., Inc., dated September 3, 2002, filed electronically on or about July 29, 2004 as Exhibit (p)(12) to AXP Partners Series, Inc. Post-Effective Amendment No. 11 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(7) Code of Ethics adopted under Rule 17j-1 by AXP Variable Portfolio - Partners Small Cap Value Fund and Barrow, Hanley, Mewhinney & Strauss, Inc., dated December 31, 2004, filed electronically on or about May 17, 2005 as Exhibit (p)(7) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-61346 is incorporated by reference.

(q)(1) Directors' Power of Attorney, to sign Amendments to this Registration Statement, dated Nov. 11, 2004, filed electronically on or about May 17, 2005 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-61346 is incorporated by reference.

(q)(2) Officers Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 2, filed on or about Aug. 29, 2002, is incorporated by reference.

(q)(3) Officers Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit (q)(3) to Post-Effective Amendment No. 3, filed on or about Oct. 28, 2002, is incorporated by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant

          IDS Life and its subsidiaries are the record holders of all outstanding shares of the Registrant. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial owndership of all shares of the fund.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.          Business and Other Connections of Investment Adviser (Ameriprise Financial, Inc.)

Directors and officers of Ameriprise Financial Inc. who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  President and Director
                                Insurance Company

                                American Enterprise                                       President
                                REO 1, LLC

                                Ameriprise Financial                                      Vice President - General Manager
                                Services, Inc.                                            Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 Ameriprise              Director and President
                                Insurance Company            Financial Center
                                                             Minneapolis MN  55474

                                IDS Life Insurance Company                                Director and Executive Vice
                                                                                          President - Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President -
                                of New York                  Albany, NY  12205            Annuities

Neysa M. Alecu                  Advisory Capital Partners LLC                             Money Laundering
Money Laundering                                                                          Prevention Officer
Prevention Officer
                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise REO 1 LLC                             Money Laundering
                                                                                          Prevention Officer

                                RiverSource Investments, LLC                              Money Laundering
                                                                                          Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                RiverSource Service Corporation                           Money Laundering
                                                                                          Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                Ameriprise Financial Services, Inc.                       Money Laundering
                                                                                          Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                Ameriprise Auto & Home Insurance                          Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

Ward D. Armstrong               Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Retirement Services and RiverSource
Retirement Services                                                                       Investments
and RiverSource Investments
                                RiverSource                                               Director and Senior Vice President
                                Investments, LLC

                                Ameriprise Trust                                          Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                American Express Asset                                    Director
                                Management International Inc.

John M. Baker                   Ameriprise Financial                                      Vice President - Chief Client
Vice President - Plan Sponsor   Services Inc.                                             Service Officer
Services
                                RiverSource                                               Vice President
                                Investments, LLC

                                Ameriprise Trust                                          Director and Senior Vice President
                                Company

Dudley Barksdale                Ameriprise Financial                                      Vice President - Service
Vice President - Service        Services Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555
                                American Enterprise Life                                  Director
                                Insurance Company

                                Ameriprise Financial                                      Vice President - Insurance
                                Services Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Vice President-Insurance
                                Insurance Company                                         Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Kent M. Bergene
Vice President -
Pricing and Product
Development

Arthur H. Berman                American Enterprise Life                                  Director
Senior Vice President and       Insurance Company
Treasurer
                                Ameriprise Financial                                      Senior Vice President
                                Services Inc.                                             and Treasurer

                                American Partners Life                                    Director
                                Insurance Company

                                IDS Life Insurance                                        Director
                                Company

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Executive Vice
President and                   Advisory Capital Strategies                               Treasurer
Chief Financial Officer         Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Vice President and Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                RiverSource Investments, LLC                              Treasurer


                                American Express Asset Management                         Treasurer
                                International, Inc.

                                Ameriprise Certificate Company                            Treasurer

                                RiverSource Service Corporation                           Treasurer


                                American Express Corporation                              Treasurer

                                Ameriprise Financial                                      Director
                                Services Inc.

                                American Express                                          Vice President and Treasurer
                                Financial Advisors Services Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance
                                of Kentucky, Inc.

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance
                                of Maryland, Inc.

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance
                                of Pennsylvania, Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                AMEX Assurance Company                                    Treasurer

                                Boston Equity General                                     Treasurer
                                Partner LLC

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

                                Kenwood Capital                                           Treasurer
                                Management LLC

                                Threadneedle Asset Management                             Director
                                Holdings LTD

Robert C. Bloomer               Ameriprise Financial                                      Vice President - Technologies III
Vice President -                Services Inc.
Technologies III

Leslie H. Bodell                Ameriprise Financial                                      Vice President - Technologies I
Vice President -                Services Inc.
Technologies I

Randy L. Boser                  Ameriprise Financial                                      Vice President - Mutual Fund
Vice President -                Services Inc.                                             Business Development
Business Development
                                IDS Life Insurance Company                                Assistant Vice President

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        Ameriprise Financial                                      Vice President and General
                                Services Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                Ameriprise Auto & Home                                    Director, President and Chief
                                Insurance                                                 Executive Officer
                                of Kentucky Inc.

                                Ameriprise Auto & Home                                    Director, President and Chief
                                Insurance                                                 Executive Officer
                                of Maryland Inc.

                                Ameriprise Auto & Home                                    Director, President and Chief
                                Insurance                                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                Ameriprise Financial                                      Vice President - RL HR/US Retail
Vice President - Retail         Services Inc.
Distribution Services

James M. Cracchiolo             Ameriprise Financial                                      Director, Chairman of the Board,
Director, Chairman of           Services Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer         Threadneedle Asset                                        Director and Chairman of the Board
                                Management Holdings LTD

Colleen Curran                  Ameriprise Financial                                      Vice President and
Vice President and Assistant    Services Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 Ameriprise Financial                                      Vice President - Employee
Vice President - Employee       Services Inc.                                             Communications
Communications

Paul James Dolan                Ameriprise Financial                                      Vice President - CAO Product Sales
Vice President -                Services Inc.
CAO Product Sales

William V. Elliott              Ameriprise Financial                                      Vice President - Financial
Vice President - Financial      Services Inc.                                             Planning and Advice
Planning and Advice


Benjamin R. Field               Ameriprise Financial                                      Vice President - Finance Education &
Vice President - Finance        Services Inc.                                             Planning Services
Education & Planning
Services

Gordon M. Fines                 RiverSource Investments, LLC                              Vice President - Senior Portfolio
Vice President - Financial                                                                Manager
Education &
Planning
Services                        Ameriprise Financial                                      Vice President - Senior
                                Services Inc.                                             Portfolio Manager I

Giunero Floro                   Ameriprise Financial Services Inc.                        Vice President - Creative
Services
Vice President - Creative
Services

Terrence J. Flynn               Ameriprise Financial Services Inc.                        Vice President - Brokerage
Vice President - Brokerage                                                                Clearing Operations
Clearing
Operations
                                American Enterprise                                       President and Chief Executive Officer
                                Investment Services Inc.

                                RiverSource                                               Director and Senior Vice President -
                                Service Corporation                                       Clearing Operations

Jeffery P. Fox                  Ameriprise Financial                                      Vice President - Investment
Accounting
Vice President -                Services Inc.
Investment
Accounting

Laura C. Gagnon                 Ameriprise Financial Services Inc.                        Vice President - Investor Relations
Vice President - Investor
Relations

Peter A. Gallus                 Advisory Capital Strategies                               Director, President, Chief Operating
Vice President - Investment     Group Inc.                                                Officer and Chief Compliance Officer
Administration
                                Advisory Capital Partners LLC                             President, Chief Operating Officer,
                                                                                          Chief Compliance Officer
                                Advisory Convertible
                                Arbitrage LLC                                             President, Chief Operating Officer,
                                                                                          Chief Compliance Officer

                                Advisory Select LLC                                       Vice President and Chief
                                                                                          Compliance Officer

                                Ameriprise Financial                                      Vice President - CAO - AEFA
                                Services Inc.                                             Investment Management

                                RiverSource Investments, LLC                              Senior Vice President, Chief
                                                                                          Operating Officer and Assistant
                                                                                          Treasurer

                                American Express Asset                                    Assistant Treasurer
                                Management International, Inc.

                                Boston Equity General                                     President, Chief Operating Officer,
                                Partner LLC                                               Chief Compliance Officer

                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Michael R. Greene
Vice President -
Compliance/Legal/Regulatory
Project Management Office

Steven Guida                    RiverSource                                               Director
Vice President - New            Service Corporation
Business and Service
                                Ameriprise Financial                                      Vice President - New
                                Services Inc.                                             Business and Service

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

Teresa A. Hanratty              Ameriprise Financial                                      Senior Vice
Senior Vice President -         Services Inc.                                             President - Field
Management
Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Fixed Income                                                             Investments
Investment Administration
Officer                         American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 Ameriprise               Vice President -  Investments
                                Insurance Company            Financial Center
                                                             Minneapolis, MN  55474

                                American Enterprise          829 Ameriprise             Vice President
                                REO 1, LLC                   Financial Center
                                                             Minneapolis, MN  55474

                                Ameriprise                                                Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                Ameriprise Financial                                      Vice President - Fixed Income
                                Services Inc.                                             Investment  Administration Officer

                                American Partners Life       1751 Ameriprise              Vice President - Investments
                                Insurance Company            Financial Center
                                                             Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investments
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 Ameriprise Financial                                      Vice President - Incentive
Vice President - Incentive      Services Inc.                                             Management
Management

Brian M. Heath                  Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Advisor Group
Advisor Group


Nancy R. Hughes                 American Centurion Life                                   Assistant Vice President
Assistant Vice President        Assurance Company

                                American Enterprise Life                                  Assistant Vice President
                                Insurance Company

                                American Enterprise REO 1 LLC                             Assistant Vice President

                                Ameriprise Certificate                                    Assistant Vice President
                                Company

                                American Partners Life                                    Assistant Vice President
                                Insurance Company

                                IDS Life Insurance Company                                Assistant Vice President

                                IDS Life Insurance Company                                Assistant Vice President
                                of New York

                                IDS REO 1 LLC                                             Assistant Vice President

                                IDS REO 2 LLC                                             Assistant Vice President

Debra A. Hutchinson             Ameriprise Financial                                      Vice President - Technologies I
Vice President -                Services Inc.
Technologies I

Andrew A. Jackson               Ameriprise Financial                                      General Auditor
General Auditor                 Services Inc.

James M. Jensen                 Ameriprise Financial                                      Vice President - Compensation
Vice President - Advice and     Services Inc.                                             and Licensing Services
Retail Distribution Group,
Product, Compensation and       American Express Insurance                                Director, Vice President
Field Administration            Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Amy K. Johnson
Vice President -
Operations and
Compliance

Paul R. Johnston                American Centurion Life                                   Secretary
Secretary                       Assurance Company

                                American Enterprise                                       Secretary
                                Investment Services Inc.

                                American Enterprise Life                                  Secretary
                                Insurance Company

                                American Enterprise REO 1, LLC                            Secretary

                                RiverSource                                               Secretary
                                Investments, LLC

                                American Express Asset Management                         Secretary
                                International, Inc.

                                RiverSource                                               Secretary
                                Service Corporation

                                American Express Corporation                              Secretary

                                Ameriprise Financial                                      Secretary
                                Services Inc.

                                American Express                                          Secretary
                                Financial Advisors Japan Inc.

                                Ameriprise Financial                                      Secretary
                                Inc.

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                Ameriprise Auto & Home                                    Vice President, General Counsel
                                Insurance                                                 and Secretary

                                Ameriprise Auto & Home                                    Secretary
                                Insurance
                                of Kentucky, Inc.

                                Ameriprise Auto & Home                                    Secretary
                                Insurance
                                of Maryland, Inc.

                                Ameriprise Auto & Home                                    Secretary
                                Insurance
                                of Pennsylvania, Inc.

                                Ameriprise Trust Company                                  Secretary

                                American Partners Life                                    Assistant General Counsel
                                Insurance Company                                         and Secretary

                                AMEX Assurance Company                                    Director, General Counsel and
                                                                                          Secretary

                                IDS Cable Corporation                                     Vice President and Secretary

                                IDS Cable II Corporation                                  Vice President and Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                                                                          and Secretary

                                IDS Life Insurance Company                                Secretary
                                of New York

                                IDS Management Corporation                                Vice President and Secretary

                                IDS Partnership Services                                  Vice President and Secretary
                                Corporation

                                IDS Property Casualty                                     Director, Vice President,
                                Insurance Company                                         General Counsel and Secretary

                                IDS Realty Corporation                                    Vice President and Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate                                       Secretary
                                Development Corp.

Nancy E. Jones                  Ameriprise Financial                                      Vice President - Advisor
Vice President - Advisor        Services Inc.                                             Marketing
Marketing

William A. Jones                Ameriprise Financial                                      Vice President - Technologies III
Vice President -                Services Inc.
Technologies III

John C. Junek                   Ameriprise Financial                                      Senior Vice President and
Senior Vice President           Services Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    Ameriprise Financial                                      Vice President - Retail
Vice President - Retail         Services Inc.                                             Distribution Services
Distribution Services

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                RiverSource                                               Director and Senior Vice President -
                                                                                          Fixed Income
                                Investments, LLC

                                American Express                                          Director
                                Asset Management
                                Group International Inc.

                                Ameriprise                                                Vice President-Investments
                                Certificate Company

                                Ameriprise Financial                                      Senior Vice President-Fixed Income
                                Services Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

                                Kenwood Capital Management LLC                            Manager

Claire Kolmodin                 Ameriprise Financial                                      Vice President - Strategic
Vice President - Strategic      Services Inc.                                             Initiatives
Initiatives

Lori J. Larson                  Ameriprise Financial                                      Vice President - Advisor
Vice President - Advisor        Services Inc.                                             Field Force Growth &
Field Force Growth &                                                                      Retention
Retention

Daniel E. Laufenberg            Ameriprise Financial                                      Vice President - Chief U.S. Economist
Vice President and Chief        Services Inc.
U.S. Economist

Jane W. Lee                     Ameriprise Financial                                      Vice President and General
Vice President and General      Services Inc.                                             Manager Platinum
Manager Platinum Financial                                                                Financial Services
Services

Catherine M. Libbe              Ameriprise Financial                                      Vice President - Marketing & Product
Vice President -                Services Inc.                                             Retirement Services
Marketing  & Product
Retirement Services

Diane D. Lyngstad               Ameriprise Financial                                      Chief Financial Officer and Vice
Vice President - Comp           Services Inc.                                             President - Comp and Licensing
Services
and Licensing Services
                                RiverSource                                               Director, Vice President and Chief
                                Service Corporation                                       Financial Officer

Timothy J. Masek                Ameriprise Financial                                      Vice President - Fixed Income Research
Vice President - Fixed          Services Inc.
Income Research

Mark T. McGannon                Ameriprise Financial                                      Vice President and
Vice President and              Services Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                Ameriprise Financial                                      Vice President and Lead Financial
Vice President -                Services Inc.                                             Officer Finance
Lead Financial Officer
Finance                         Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                RiverSource                                               Vice President and Chief Financial
                                Investments, LLC                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management International Inc.                             Officer

                                Ameriprise                                                Vice President and Chief Financial
                                Certificate Company                                       Officer

                                Ameriprise Trust Company                                  Director

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               Ameriprise Financial                                      Vice President -
Vice President -                Services Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products

Penny J. Meier                  Ameriprise Financial                                      Vice President - Business
Vice President - Business       Services Inc.                                             Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                  Ameriprise Financial                                      Senior Vice President and General
Senior Vice President           Services Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          Ameriprise  Certificate                                   Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                Ameriprise Trust Company                                  Director


                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

                                RiverSource Service Corporation                           Senior Vice President

Holly Morris                    Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Technologies
Technologies

Rebecca A. Nash                 Ameriprise Financial                                      Vice President -
Vice President -                Services Inc.                                             Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Insurance

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Insurance

B. Roger Natarajan              American Enterprise Life                                  Director, Vice President
Vice President - Finance        Insurance Company                                         and Chief Actuary

                                American Centurion Life                                   Vice President and Chief Actuary
                                Assurance Company

                                Ameriprise Financial                                      Vice President - Finance
                                Services Inc.

                                American Partners Life                                    Director, Vice President and
                                Insurance Company                                         Chief Actuary

                                IDS Life Insurance Company                                Director, Vice President
                                                                                          and Chief Actuary

                                IDS Life Insurance Company                                Vice President and Chief Actuary
                                of New York

Francois B. Odouard             Ameriprise Financial                                      Vice President - Brokerage
Vice President -                Services Inc.
Brokerage

Michael J. O'Keefe              Ameriprise Financial                                      Vice President - Advisory
Vice President - Advisory       Services Inc.                                             Business Systems
Business Systems

Benji Orr                       Advisory Capital Partners LLC                             Deputy Money Laundering
Deputy Money                                                                              Prevention Officer
Laundering
Prevention Officer              Advisory Capital Strategies Group                         Deputy Money Laundering
                                Inc.                                                      Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Deputy Money Laundering
                                                                                          Prevention Officer

                                Advisory Select LLC                                       Deputy Money Laundering
                                                                                          Prevention Officer

                                American Enterprise Investment                            Deputy Money Laundering
                                Services Inc                                              Prevention Officer

                                American Enterprise REO 1 LLC                             Deputy Money Laundering
                                                                                          Prevention Officer

                                American Express Asset Management                         Deputy Money Laundering
                                International Inc.                                        Prevention Officer

                                American Express Corporation                              Deputy Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Deputy Money Laundering
                                Corporation                                               Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Arizona Inc.                                           Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Idaho Inc.                                             Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Maryland Inc.                                          Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Massachusetts Inc.                                     Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Nevada Inc.                                            Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of New Mexico Inc.                                        Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Oklahoma Inc.                                          Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Texas Inc.                                             Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Wyoming Inc.                                           Prevention Officer

                                American Express Trust Company                            Deputy Money Laundering
                                                                                          Prevention Officer

                                Ameriprise Auto & Home Insurance                          Deputy Money Laundering
                                                                                          Prevention Officer

                                Ameriprise Financial Services,                            Deputy Money Laundering
                                Inc.                                                      Prevention Officer

                                Boston Equity General Partner LLC                         Deputy Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Deputy Money Laundering
                                                                                          Prevention Officer

                                IDS Management Corporation                                Deputy Money Laundering
                                                                                          Prevention Officer

                                RiverSource Investments, LLC                              Deputy Money Laundering
                                                                                          Prevention Officer

                                RiverSource Service Corporation                           Deputy Money Laundering
                                                                                          Prevention Officer

Paul Pearson
Vice President - SPS
and External Products

Samuel Perruchoud               RiverSource Investments, LLC                              Senior Portfolio Manager
Senior Portfolio Manager
                                American Express Asset Management                         Vice President
                                International Inc.

Scott R. Plummer                American Centurion Life                                   38a-1 Chief Compliance Officer
Vice President -                Assurance Company
Asset Management
Compliance                      American Enterprise Life                                  38a-1 Chief Compliance Officer
                                Insurance Company

                                Ameriprise Certificate                                    Compliance Officer
                                Company

                                American Partners                                         38a-1 Chief Compliance Officer
                                Life Insurance Company

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer
                                of New York

Mark A. Riordan                 Ameriprise Financial                                      Vice President - Finance
Vice President - Finance        Services Inc.                                             Emerging Technologies
Emerging Technologies

ReBecca K. Roloff               Ameriprise Financial                                      Senior Vice President - GFS
Senior Vice President -         Services Inc.
GFS

Andrew C. Schell                Ameriprise Financial                                      Vice President - Strategy
Vice President - Strategy       Services Inc.                                             and Planning
and Planning

Mark E. Schwarzmann             American Enterprise Life                                  Director, Chairman of the Board and
Senior Vice President -         Insurance Company                                         Chief Executive Officer
Insurance and Annuities
                                Ameriprise Financial                                      Senior Vice President - Insurance
                                Services Inc.                                             and Annuities

                                American Partners Life                                    Director, Chairman of the Board and
                                Insurance Company                                         Chief Executive Officer

                                IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

Gary A. Scott                   Ameriprise Financial                                      Vice President - Client Acquisition
Vice President -                Services Inc.                                             Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Senior Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem            Ameriprise Financial                                      Vice President - Plan Sponsor
Vice President - Plan           Services Inc.                                             Services
Sponsor Services
                                Ameriprise Trust                                          Vice President
                                Company

Peter L. Slattery               Advisory Select LLC                                       President and Chief Operating
Vice President - Marketing                                                                Officer
Officer Development

                                IDS Futures Brokerage                                     General Manager and Director
                                Group

                                IDS Futures Corporation                                   Vice President

Bridget M. Sperl                RiverSource                                               Director, Chairman of the Board;
Senior Vice President -         Service Corporation                                       President and Chief Executive
Officer
Client Service
Organization                    Ameriprise Financial                                      Senior Vice President -
                                Services Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Lisa A. Steffes                 Ameriprise Financial                                      Vice President - Marketing
Vice President - Marketing      Services Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Centurion Life                                   Vice President and Controller
Vice President and              Assurance Company
Controller
                                American Enterprise                                       Treasurer
                                Investment Services Inc.

                                American Enterprise Life                                  Vice President and Controller
                                Insurance Company

                                Ameriprise                                                Vice President, Controller and
                                Certificate Company                                       Chief Accounting Officer

                                Ameriprise Financial                                      Vice President and Controller
                                Services Inc.

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company of New York

Caroline Stockdale-Boon         Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Human Resources
Human Resources

Jeffrey J. Stremcha             Ameriprise Financial                                      Vice President - Technologies I
Vice President -                Services Inc.
Technologies I

John T. Sweeney                 American Enterprise Investment                            Chief Financial Officer
Vice President - Lead           Services, Inc.
Financial Officer -
Products Group                  Ameriprise Financial                                      Vice President, Lead Financial
                                Services Inc.                                             Officer - Banking, Brokerage
                                                                                          and Managed Products

                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

Joseph E. Sweeney               Ameriprise Financial Services Inc.                        Senior Vice President -
Senior Vice President -                                                                   U.S. Brokerage and Membership
U.S. Brokerage and Membership                                                             Banking
Banking
                               American Express Investment                               Director
                               Investment Services Inc.

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President and       Group Inc.
Chief Investment Officer
                                RiverSource                                               Director, President and Chairman of
                                Investments, LLC                                          the Board, Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                Ameriprise Financial                                      Senior Vice President and
                                Services Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

                                Threadneedle Asset Management                             Director
                                Holdings

George F. Tsafaridis            Ameriprise Financial                                      Vice President - Quality & Service
Vice President -                Services Inc.                                             Support
Quality & Service Support

Ramanathan Venkataramana        Ameriprise Financial                                      Vice President - Technologies III
Vice President -                Services Inc.
Technologies III

Peter S. Velardi                Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Field Management
Field Management

Andrew O. Washburn              Ameriprise Financial                                      Vice President - Mutual Fund
Marketing
Vice President -                Services Inc.
Marketing

Beth E. Weimer                  Ameriprise Financial                                      Vice President and Chief
Vice President and              Services Inc.                                             Compliance Officer -
Chief Compliance Officer                                                                  Asset Management and
                                                                                          Insurance

                                RiverSource                                               Chief Compliance Officer
                                Service Corporation

Jeffery A. Williams             Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             Ameriprise Financial                                      Senior Vice President - Field Management
Senior Vice President -         Services Inc.
Field
Management

Dianne L. Wilson                Ameriprise Financial                                      Vice President - Insurance
Operations
Vice President -                Services Inc.
Insurance
Operations
                                Amex Assurance Company                                    Director and Senior Vice
President

                                Ameriprise Auto & Home                                    Vice President
                                Insurance
                                of Kentucky Inc.

                                Ameriprise Auto & Home                                    Vice President
                                Insurance
                                of Maryland Inc.

                                Ameriprise Auto & Home                                     Vice President
                                Insurance
                                of Pennsylvania Inc.

                                IDS Property Casualty Company                             Director and Senior Vice
President

Michael D. Wolf                 Ameriprise Financial                                      Vice President and Equity
Vice President and Senior       Services Inc.                                             Senior Portfolio Manager
Portfolio
Manager

Michael R. Woodward             Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

John Woener                     Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Strategic Planning and
Strategic Planning and                                                                    Business Development
Business Development

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27.      Principal Underwriters

              (a) Not Applicable.
              (b) Not Applicable.
              (c) Not Applicable.

Item 28.      Location of Accounts and Records

              American Express Financial Corporation
              70100 AXP Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Partners Series, Inc., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 29th day of August, 2005.


AXP VARIABLE PORTFOLIO-PARTNERS SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of August, 2005.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

* Signed pursuant to Directors' Power of Attorney dated Nov. 11, 2004, filed electronically on or about May 17, 2005 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-61346, by:



/s/ Leslie L. Ogg
    -------------
    Leslie L. Ogg

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 12
                    TO REGISTRATION STATEMENT NO. 333-61346

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A (incorporated by reference to AXP Variable Portfolio - Investment Series, Inc. Post-Effective Amendment No. 55 to Registration Statement No. 2-73115).

          The prospectus.

Part B (incorporated by reference to AXP Variable Portfolio - Investment Series, Inc. Post-Effective Amendment No. 55 to Registration Statement No. 2-73115).

          Statement of Additional Information.
Part C.

Other information.

The signatures.